Consolidated Statement of Stockholders' Equity Deficit - USD ($)	Total		COMMON STOCK	ADDITIONAL PAID-IN CAPITAL		ACCUMULATED DEFICIT
Beginning Balance at Apr. 30, 2013	$ (47,414)		$ 180	$ 73,858		$ (121,452)
Beginning Balance, shares at Apr. 30, 2013			1,796,875
Capital contribution	$ 47,414			$ 47,414
Net assets contributed from entity under common control	154,709	[1]		$ 154,709	[1]
Net loss	(199,100)	[1]				$ (199,100)	[1]
Ending Balance at Apr. 30, 2014	$ (44,391)		$ 180	$ 275,981		$ (320,552)
Ending Balance, shares at Apr. 30, 2014			1,796,875
Imputed interest on related party debt	$ 27,991			$ 27,991
Net loss	(187,294)					$ (187,294)
Ending Balance at Apr. 30, 2015	$ (203,694)		$ 180	$ 303,972		$ (507,846)
Ending Balance, shares at Apr. 30, 2015			1,796,875

[1]	Prior-period amounts have been revised to reflect an immaterial adjustment of additional paid-in capital and depreciation expense. Summary of Significant Accounting Policies Note 2, Revisions of previous issued financial statements.